TAXATION (Schedule of Deferred Taxes) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Current Portion [Member] USD ($)	Dec. 31, 2012 Current Portion [Member] CNY	Dec. 31, 2011 Current Portion [Member] CNY	Dec. 31, 2012 Noncurrent Portion [Member] USD ($)	Dec. 31, 2012 Noncurrent Portion [Member] CNY	Dec. 31, 2011 Noncurrent Portion [Member] CNY
Deferred tax assets
Accrued expenses	$ 1,403	8,746	669
Accounts receivable	28	177	648
Allowance for doubtful accounts	7,474	46,565	4,064
Net operating loss	457	2,846
Deferred revenue				429	2,673	1,824	115	715	837
Others				71	433	73	621	3,874	1,658
Net deferred tax assets, current portion	9,862	61,440	7,278
Valuation allowance	(6,800)	(42,363)
Net deferred tax assets, current portion	3,062	19,077	7,278
Deferred tax assets, current portion	2,663	16,593	5,589
Depreciation and amortization	7,576	47,201	42,225
Deposit for non-current assets	891	5,548	5,548
Property, plant and equipment impairment	128	795	795
Intangible assets	43	265	308
Long term receivables	69	432	432
Long term investment impairment	1,638	10,204
Deferred tax assets non-current	11,081	69,034	51,803
Valuation allowance	(3,303)	(20,575)
Net deferred tax assets, non-current portion	7,778	48,459	51,803
Deferred tax liabilities
Deferred costs				(358)	(2,230)	(1,550)	(641)	(3,991)	(4,636)
Revenue generated from direct financing leases	(402)	(2,502)	(139)
Total deferred tax liabilities, current portion	(760)	(4,732)	(1,689)
Intangible assets	(1,649)	(10,272)	(12,364)
Property, plant and equipment	(8,309)	(51,769)	(32,787)
Total deferred tax liabilities, non-current portion	(10,599)	(66,032)	(49,787)
Net deferred tax assets, non-current portion	2,907	18,110	20,866
Deferred tax liabilities - non-current	(5,728)	(35,683)	(18,850)
Deferred tax assets offset against deferred tax liabilities				$ 399	2,483	1,689	$ 4,871	30,349	30,937